Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Currency translation effects, tax expense (benefit)	$ 2	$ (1)	$ (1)
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	3	5	(8)
Fair value adjustments on equity investments, tax expense (benefit)	$ 4	$ 16	$ 3